Commitments and Contingencies - Future minimum lease payments remaining (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022	$ 206	$ 202
2023	210	206
2024	178	210
2025		178
Total minimum lease payments	628	796
Less imputed interest	(55)	(88)
Present value of lease payments	$ 573	708
Non-cancellable purchase orders for electronic parts		$ 55